Document and Entity Information	Nov. 06, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000811830
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Santander Holdings USA, Inc.
Entity File Number	1-16581
Entity Tax Identification Number	23-2453088
Entity Address, Address Line One	75 State Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(800)
Local Phone Number	493-8219
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a Share of Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series H
Trading Symbol	SNUS PF H
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA